CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (3,093,608)	$ (11,352,944)	$ (21,749,920)	$ (4,095,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Net loss from discontinued operations			(104,358)	0
Depreciation	2,454	448,943	583,897	682,111
Amortization	0	492,171	656,228	728,192
Debt discount amortization and other financing costs			3,628,718	1,622,035
Promissory note issued for research and development			1,550,000	0
Loss (gain) on debt extinguishment	(466,380)	1,970,030	2,248,092	(8,470,939)
Gain on disposition of assets			0	(485,404)
Loss on disposal of property and equipment	0	124,849	124,849	0
Derivative expense (gain)	(367,881)	(491,301)	(650,071)	(3,536,901)
Loss on impairment of goodwill and long-lived assets			7,283,276	993,942
Amortization of debt discounts	694,938	3,593,957
Share-based compensation: Common stock	98,053	15,975
Convertible Note payable issued for Asberry Series A Stock	508,553	0
Note payable issued for research and development	0	1,550,000
Derivative expense (gain)	367,881	491,301	650,071	3,536,901
Common stock subscribed for services			21,300	222,711
Net income from discontinued operations	125,544	0
Changes in operating assets and liabilities:
Accounts receivable	55,247	193,973	96,127	62,883
Accounts receivable - related party	0		190,179	0
Prepaid expenses and other assets	(271,766)	81,881	230,841	139,069
Accounts payable and accrued expenses	1,696,700	1,633,792	2,986,643	2,345,145
Net change in operating lease assets and liabilities			1,901,116	1,881,055
Other liabilities	70,795	(377,573)	(387,087)	120,851
Net cash used in operating activities from continuing operations			(261,670)	(995,093)
Net cash provided by operating activities from discontinued operations	4,034	0	35,117	0
Net cash used in operating activities	(442,135)	(263,313)	(226,493)	(995,093)
Cash flows from investing activities:
Acquisition of property and equipment, net of sales			(16,297)	(223,419)
Insurance proceeds from property and equipment			0	547,459
Net cash provided by (used in) investing activities from continuing operations			(16,297)	324,040
Net cash used in investing activities from discontinued operations			(6,450)	0
Net cash provided by (used) in investing activities	0	(16,297)	(22,747)	324,040
Cash flows from financing activities:
Proceeds from sale of non-controlling interests in QuikLABS, net			0	10,000
Deposits and other assets	7,804	186,198
Proceeds from sales of Series D Preferred Stock			0	233,244
Proceeds from sale of common stock			0	610,502
Net change in operating lease right of use assets and liabilities	311,428	2,218,444
Proceeds from convertible notes payable, loans and advances and factoring agreements	358,500	1,256,187	1,256,187	3,900,400
Payments on convertible notes payable, loans, advances and factoring agreements			(1,391,523)	(3,502,592)
Payments on convertible notes and amounts payable - related parties	0	(39,664)	45,132	64,480
Payments on financing lease liabilities			0	(17,264)
Payment on convertible loans, advances and factoring agreements	(83,221)	(1,391,580)
Proceeds from notes payable - related parties	139,931	0
Purchase of equipment	0	(16,297)
Net cash provided by financing activities from continuing operations			(180,468)	1,169,810
Net cash flows used in financing activities of discontinued operations	(32,705)	0	(57)	0
Net cash provided by (used in) financing activities	382,505	0	(180,525)	1,169,810
Net change in cash	(59,630)	(454,667)	(429,765)	498,757
Cash and cash equivalents - beginning of period	59,630	518,066	518,066	19,309
Cash and cash equivalents - end of period	0	59,630	59,630	518,066
Cash and cash equivalents- end of period from discontinued operations			28,671	0
Total cash and cash equivalents - end of period			88,301	518,066
Supplemental Cash Flow Information:
Interest expense	49,762	8,384	0	0
Taxes	0	0	0	0
Non-Cash Investing and Financing Activity:
Debt discount on convertible promissory notes			1,070,591	2,174,000
Common stock issued for conversion of convertible notes			1,439,894	769,800
InnovaQor Merger- non controlling interest			0	(219,058)
Series E Preferred 'stock issued in exchange for debt and payables	0	13,344,101	13,344,101	0
Deemed dividend related to modification of Series A Preferred Stock			$ 39,866,742	$ 0
Debt discount on factoring agreement	489,089	1,070,591
Common Stock issued for conversion of notes payable	917,088	530,869
Series E Stock issued for property acquisition	1,226,000	0
Deemed dividend related to modification of Series A Preferred Stock	0	39,866,742
Acquisition of net liabilities of Asberry 22 Holdings, Inc.	$ 63,775	$ 0